General and Administrative expenses	12 Months Ended
Dec. 31, 2023
General and Administrative expenses
General and Administrative expenses
12.	General and Administrative expenses

General and administrative expenses are analyzed as follows:

For the year ended December 31,	2023	2022	2021
Employee costs	5,816,591	3,998,981	3,896,025
Directors’ fees and expenses	906,598	850,942	875,506
Professional fees	2,032,332	287,355	262,332
Other expenses	1,177,852	159,245	61,077
Total	9,933,373	5,296,523	5,094,940

Audit fees, included in professional fees, for the years ended December 31, 2023, 2022, and 2021 amounted to $663,094, $182,540 and $204,490, respectively. The increased expenditure for the year ended December 31, 2023 concerns fees incurred in relation to the Company’s listing on the New York Stock Exchange.

Insurance cover, for certain directors and executives of the Group, in respect to their potential liability towards the Group and third parties for the years ended December 31, 2023, 2022 and 2021, amounted to $387,864, $164,200, and $200,000, respectively.